Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of carrying amount of right-of use assets

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2021	2,892	45	254	3,191
Depreciation charge of the year	(493)	(26)	(132)	(651)
Additions to the right-of-use assets	--	--	132	132
Derecognition of the right-of-use assets	--	--	(15)	(15)
Foreign currency effects	249	--	--	249
Balance at December 31, 2021	2,648	19	239	2,906

Summary of amounts recognized in profit or loss and in statement of cash flows

Amounts recognized in profit or loss:

	2021	2020	2019

	(€ in thousands)
Leases under IFRS 16
Interest on lease liabilities	149	167	190
Expenses relating to short-term-leases	--	--	39
Depreciation charge of the year	651	682	765

We had an immaterial amount of low value leases in years 2021 and 2020.

Amounts recognized in statement of cash flows:

	2021	2020	2019

	(€ in thousands)
Total cash outflow for leases	(334)	(412)	(397)

Schedule of future lease payments to be received

	2021	2020	2019
	(€ in thousands)
Operating lease under IFRS 16
Less than one year	106	--	38
1-3 years	212	--	--
3-5 years	203	--	--